Income Taxes (Schedule Of Income Tax Expense From Continuing Operations Percentage) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	0.80%	1.30%	1.10%
Tax effect of foreign operations	(2.20%)	(1.70%)	(0.70%)
Global intangible low-taxed income	(0.30%)	2.30%	0.70%
Current and deferred foreign withholding taxes	2.70%	1.30%	3.60%
Stock-based compensation	(0.60%)	(1.10%)	(0.80%)
Change in valuation allowance	0.80%	0.40%	(1.90%)
Change in uncertain tax positions, net	0.60%	(0.30%)	(0.30%)
Goodwill impairment	1.60%	0.00%	0.00%
Other permanent differences, net	(1.30%)	(0.30%)	(1.30%)
Other, net	(0.30%)	(0.70%)	(0.80%)
Effective tax rate	22.80%	22.20%	20.60%